Intangible Assets and Cloud Computing Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Intangible Assets and Cloud Computing Arrangements [Abstract]
Schedule of components of intangible assets
	March 31, 2023	December 31, 2022
Epigenetics pipeline	$592	$592
Underwriting API	840	840
Longevity API	717	717
Less: accumulated amortization	(286)	(106)
Intangible assets	$1,863	$2,043

	December 31, 2022	December 31, 2021
Insurance license	$-	$63
Longevity pipeline	576	75
Underwriting API	770	53
Longevity API	697	-
Intangible assets	$2,043	$191

Schedule of components of cloud computing arrangements
	March 31, 2023	December 31, 2022
Digital insurance platform	$2,966	$2,966
Less: accumulated amortization	(1,483)	(741)
Cloud computing arrangements	$1,483	$2,225

	December 31, 2022	December 31, 2021
Digital insurance platform	$2,225	$1,980
Health study tool	-	765
Cloud computing arrangements	$2,225	$2,745